Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cost
Cost, beginning balance	$ 766,264	$ 525,368
Additions during the year	465,357	239,820
Disposals during the year		(25,409)
Effects of currency translation	(5,726)	26,485
Cost, ending balance	1,225,895	766,264
Accumulated depreciation
Accumulated depreciation, beginning balance	227,556	117,210
Depreciation during the year	167,837	122,857
Accumulated depreciation		(19,886)
Effects of currency translation	(1,461)	7,375
Accumulated depreciation, ending balance	393,932	227,556
Net book value
Net book value	831,963	538,708
Furniture, fixtures and office equipment [Member]
Cost
Cost, beginning balance	65,576	36,953
Additions during the year	28,867	30,647
Disposals during the year		(4,189)
Effects of currency translation	(579)	2,165
Cost, ending balance	93,864	65,576
Accumulated depreciation
Accumulated depreciation, beginning balance	30,031	15,181
Depreciation during the year	21,912	17,375
Accumulated depreciation		(3,494)
Effects of currency translation	(195)	969
Accumulated depreciation, ending balance	51,748	30,031
Net book value
Net book value	42,116	35,545
Production equipment [Member]
Cost
Cost, beginning balance	510,888	443,914
Additions during the year	343,604	69,354
Disposals during the year		(21,220)
Effects of currency translation	(3,549)	18,840
Cost, ending balance	850,943	510,888
Accumulated depreciation
Accumulated depreciation, beginning balance	142,554	87,450
Depreciation during the year	94,719	66,699
Accumulated depreciation		(16,392)
Effects of currency translation	(999)	4,797
Accumulated depreciation, ending balance	236,274	142,554
Net book value
Net book value	614,669	368,334
Vehicles [Member]
Cost
Cost, beginning balance	189,800	44,501
Additions during the year	92,886	139,819
Disposals during the year
Effects of currency translation	(1,598)	5,480
Cost, ending balance	281,088	189,800
Accumulated depreciation
Accumulated depreciation, beginning balance	54,971	14,579
Depreciation during the year	51,206	38,783
Accumulated depreciation
Effects of currency translation	(267)	1,609
Accumulated depreciation, ending balance	105,910	54,971
Net book value
Net book value	$ 175,178	$ 134,829